Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (7,121,915)	$ (3,057,931)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	464,210	750,225
Share-based compensation	330,683	523,905
Non-cash interest	82,470	106,708
Provision for doubtful accounts	1,892,355	(219,210)
Change in fair value of derivative liability	4,500	24,961
Amortization on discount of note payable	1,383,551	309,999
Changes in operating assets and liabilities:
Accounts receivable	(86,902)	(105,249)
Inventory	(139,888)
Prepaid expenses and other current assets	(74,547)	(16,896)
Accounts payable	(186,513)	(408,362)
Accrued expenses and other current liabilities	427,332	1,035,505
Net cash used in operating activities	(3,024,664)	(1,056,345)
Cash flows from financing activities
Proceeds from notes and loans payable	3,080,000	1,024,704
Proceeds from issuance of common stock	6,250
Principal payments on note payable	(39,783)	(46,055)
Due to factor - net of repayment	131,691	82,087
Net cash provided by financing activities	3,178,158	1,060,736
Net increase (decrease) in cash	153,494	4,391
Cash - beginning of the period	5,852	1,461
Cash - end of the period	159,346	5,852
Supplemental disclosures:
Interest paid	802,841	111,643
Supplemental disclosure for non-cash financing activities:
Discount on notes payable	1,627,950	413,274
Reclassification of derivative liabilities upon conversion of note	2,939,686	66,836
Common stock to be issued	27,347
Issuance of common stock to settle notes payable		274,507
Issuance of common stock to convert notes payable	75,631	25,000
Issuance of common stock to settle liability	$ 1,146,701